ADVANCED SERIES TRUST

AST International Equity Portfolio

Supplement dated June 3, 2026 to the Summary Prospectus, Prospectus and Statement of Additional

Information, each dated May 1, 2026, as supplemented

This supplement should be read in conjunction with the Summary Prospectus for the AST International Equity Portfolio (the Portfolio) and the Prospectus (Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolio available under your variable contract, please refer to your contract prospectus.

Effective immediately, Mr. Jim Fallon is removed from the Portfolio’s portfolio management team.

To reflect this change, effective immediately all references to Mr. Fallon in the Trust’s Prospectus, SAI and the Summary Prospectus relating to the Portfolio are hereby removed.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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